Note 2 - Allowance for Credit Losses: Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans (Tables)	3 Months Ended
Mar. 31, 2022
Tables/Schedules
Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans

Payment Performance - Net Balance by Origination Year
	2022(1)	2021	2020	2019	2018	Prior	Total Principal Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$ 59,569	$ 65,858	$ 6,809	$ 1,384	$ 148	$ 22	$ 133,790
Nonperforming	506	5,245	438	46	2	-	6,237
	$ 60,075	$ 71,103	$ 7,247	$ 1,430	$ 150	$ 22	$ 140,027
Premier Loans:
Performing	$ 20,951	$ 59,079	$ 16,193	$ 5,281	$ 1,475	$ 202	$ 103,181
Nonperforming	30	1,398	641	182	51	-	2,302
	$ 20,981	$ 60,477	$ 16,834	$ 5,463	$ 1,526	$ 202	$ 105,483
Other Consumer Loans:
Performing	$ 143,035	$ 371,347	$ 62,674	$ 18,175	$ 5,114	$ 1,106	$ 601,451
Nonperforming	523	19,032	3,703	1,319	380	79	25,036
	$ 143,558	$ 390,379	$ 66,377	$ 19,494	$ 5,494	$ 1,185	$ 626,487
Real Estate Loans:
Performing	$ 1,979	$ 17,295	$ 7,218	$ 6,284	$ 4,524	$ 5,736	$ 43,036
Nonperforming	-	292	317	297	173	249	1,328
	$ 1,979	$ 17,587	$ 7,535	$ 6,581	$ 4,697	$ 5,985	$ 44,364
Sales Finance Contracts:
Performing	$ 19,942	$ 56,541	$ 30,766	$ 7,328	$ 1,622	$ 186	$ 116,385
Nonperforming	5	1,661	1,562	519	115	20	3,882
	$ 19,947	$ 58,202	$ 32,328	$ 7,847	$ 1,737	$ 206	$ 120,267